CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ZAR (R) R in Millions	Stated share capital	Share-based payment reserve	Mark to market reserve	Foreign currency translation reserve	Accumulated loss	Equity attributable to owners of Sibanye Stillwater	Non-controlling interests member	Total
Balance at beginning of period at Dec. 31, 2015	R 21,734.6	R 2,938.2			R (9,797.8)	R 14,875.0	R 109.8	R 14,984.8
Comprehensive income				R (131.4)	3,473.3	3,341.9	(430.6)	2,911.3
(Loss) profit for the year					3,473.3	3,473.3	(430.6)	3,042.7
Other comprehensive income				(131.4)		(131.4)		(131.4)
Share-based payments		172.0				172.0		172.0
Dividends paid					(1,610.6)	(1,610.6)	(1.3)	(1,611.9)
Acquisition of subsidiary with non-controlling interests							12.9	12.9
Transaction with non-controlling interests					(326.9)	(326.9)	326.9
Balance at end of period at Dec. 31, 2016	21,734.6	3,110.2		(131.4)	(8,262.0)	16,451.4	17.7	16,469.1
Comprehensive income			R 5.2	(632.4)	(4,437.4)	(5,064.6)	4.3	(5,060.3)
(Loss) profit for the year					(4,437.4)	(4,437.4)	4.3	(4,433.1)
Other comprehensive income			5.2	(632.4)		(627.2)		(627.2)
Share-based payments		217.4				217.4		217.4
Dividends paid					(558.2)	(558.2)	(2.2)	(560.4)
Rights issue	12,932.4					12,932.4		12,932.4
Balance at end of period at Dec. 31, 2017	34,667.0	3,327.6	5.2	(763.8)	(13,257.6)	23,978.4	19.8	23,998.2
Comprehensive income			47.4	1,719.1	(2,499.6)	(733.1)	(23.5)	(756.6)
(Loss) profit for the year					(2,499.6)	(2,499.6)	(21.1)	(2,520.7)
Other comprehensive income			47.4	1,719.1		1,766.5	(2.4)	1,764.1
Share-based payments		281.7				281.7		281.7
Dividends paid							(0.6)	(0.6)
Acquisition of subsidiary with non-controlling interests							940.3	940.3
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					261.4	261.4		261.4
Balance at end of period at Dec. 31, 2018	R 34,667.0	R 3,609.3	R 52.6	R 955.3	R (15,495.8)	R 23,788.4	R 936.0	R 24,724.4